UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-07666

          BlackRock Florida Investment Quality Municipal Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Investment Quality Municipal Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—104.9%
			Florida—95.1%
AAA	$ 170		Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC	ETM	$ 205,734
AAA	1,000	[3]	Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/06, AMBAC	N/A	1,044,340
Baa1	1,000		Cap. Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 12/01/38	06/13 @ 102	989,850
AAA	1,000	[3]	Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/06, FSA	N/A	1,022,160
AAA	1,000		Dade Cnty. Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA	10/05 @ 102	1,024,370
AAA	1,000	[3]	Dade Cnty. GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A	650,260
AAA	1,000	[3]	First Florida Govtl. Fin. Com., 5.75%, 7/01/06, AMBAC	N/A	1,036,810
AAA	1,000	[3]	Lee Cnty. Transp. Fac., 5.75%, 10/01/05, MBIA	N/A	1,025,060
NR	750		Live Oak Cmnty. Dev. Dist. Spl. Assmt., Ser. A, 5.85%, 5/01/35	05/12 @ 101	765,375
NR [4]	285		Madison Cnty. Rev., 1st Mtge. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	277,562
BB+	500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	561,865
AAA	5,000		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,214,550
A1	750		Miami Hlth. Facs. Auth., Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	11/13 @ 100	784,702
			Orange Cnty. Hlth. Facs. Auth., Hlth. Care Orlando Lutheran Proj.,
NR	105		5.375%, 7/01/20	07/15 @ 100	104,772
NR	95		5.70%, 7/01/26	07/15 @ 100	95,329
AA-	1,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	1,059,590
NR	660		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	681,892
NR	1,000		Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	1,070,850
AAA	1,000	[3,5]	Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC	N/A	1,044,050
BBB+	1,000		Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/16	10/06 @ 102	1,052,020

					15,711,141

			Puerto Rico—9.8%
			Pub. Fin. Corp., Ser. E,
Aaa	745	[3]	5.50%, 2/01/12	N/A	829,513
Aaa	255		5.50%, 8/01/29	02/12 @ 100	276,688
Baa2	500		Public Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	517,425

					1,623,626

			Total Long-Term Investments (cost $16,303,045)		17,334,767

			SHORT-TERM INVESTMENTS—42.6%
			Florida—22.6%
A1+	765	[6]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.20%, 8/01/05, FRDD	N/A	765,000
F1+	780	[6]	Orange Cnty. Sch. Brd., COP, Ser. B, 2.22%, 8/01/05, AMBAC, FRDD	N/A	780,000
A1+	600	[6]	Orlando & Orange Cnty. Expwy. Auth. Rev., Ser. D, 2.33%, 8/04/05, FSA, FRWD	N/A	600,000
A1+	800	[6]	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 2.32%, 8/04/05, AMBAC, FRWD	N/A	800,000
A-1	800	[6]	Putnam Cnty. Dev. Pltn. Cntl., Florida Pwr. & Light Co. Proj., 2.22%, 8/01/05, FRDD	N/A	800,000

					3,745,000

			Puerto Rico—10.3%
A-1	700	[6]	Puerto Rico Gov’t. Dev. Bank, 2.23%, 8/03/05, MBIA, FRWD	N/A	700,000
A-1	1,000	[6]	Puerto Rico Hwy. & Transp. Auth., Transp. Rev., Ser. A, 2.26%, 8/03/05, AMBAC, FRWD	N/A	1,000,000

					1,700,000

1

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)

Shares
(000)	Description	Value

	Money Market Funds—9.7%
800	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 800,000
800	SSgA Tax Free Money Mkt. Fund	800,000

		1,600,000

	Total Short-Term Investments (cost $7,045,000)	7,045,000

	Total Investments—147.5% (cost $23,348,0457)	24,379,767
	Other assets in excess of liabilities—3.9%	652,876
	Preferred stock at redemption value, including dividends payable—(51.4%)	(8,501,677)

	Net Assets Applicable to Common Shareholders—100%	$ 16,530,966

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security, or a portion thereof, pledged as collateral with a value of $106,322 on 4 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $443,938, with an unrealized gain of $1,273.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[7]	Cost for Federal income tax purposes is $23,344,075. The net unrealized appreciation on a tax basis is $1,035,692, consisting of $1,038,243 gross unrealized appreciation and $2,551 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Florida Investment Quality Municipal Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005